Related Party Transactions - Shipbuilding and Site Supervision Services - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Asset under Construction [Member] | Affiliated Entity [Member] | LNG
Related Party Transaction [Line Items]
Property, Plant and Equipment, Additions	$ 1.8	$ 3.5	$ 1.8	$ 6.8